American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2019

High Income - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 88.7%
Aerospace and Defense — 2.8%
Arconic, Inc., 5.125%, 10/1/24	650,000	708,965
Arconic, Inc., 5.90%, 2/1/27	770,000	882,561
Arconic, Inc., 5.95%, 2/1/37	1,000,000	1,112,745
Bombardier, Inc., 8.75%, 12/1/21(1)	125,000	137,234
Bombardier, Inc., 6.00%, 10/15/22(1)	1,250,000	1,252,750
Bombardier, Inc., 6.125%, 1/15/23(1)	575,000	590,861
Bombardier, Inc., 7.50%, 12/1/24(1)	325,000	342,132
Bombardier, Inc., 7.50%, 3/15/25(1)	327,000	338,033
Bombardier, Inc., 7.875%, 4/15/27(1)	825,000	850,802
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	424,000
Moog, Inc., 4.25%, 12/15/27(1)	225,000	229,523
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	104,781
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	427,139
TransDigm, Inc., 6.50%, 7/15/24	800,000	826,748
TransDigm, Inc., 6.50%, 5/15/25	1,150,000	1,198,398
TransDigm, Inc., 6.25%, 3/15/26(1)	1,375,000	1,491,165
TransDigm, Inc., 6.375%, 6/15/26	175,000	185,931
TransDigm, Inc., 7.50%, 3/15/27	375,000	410,869
TransDigm, Inc., 5.50%, 11/15/27(1)	2,850,000	2,887,278
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	131,667
Triumph Group, Inc., 7.75%, 8/15/25	150,000	156,842
		14,690,424
Air Freight and Logistics — 0.5%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,113,000	1,136,128
XPO Logistics, Inc., 6.125%, 9/1/23(1)	625,000	646,491
XPO Logistics, Inc., 6.75%, 8/15/24(1)	775,000	843,537
		2,626,156
Airlines — 0.4%
Air Canada, 7.75%, 4/15/21(1)	725,000	773,213
American Airlines Group, Inc., 4.625%, 3/1/20(1)	450,000	451,478
American Airlines Group, Inc., 5.00%, 6/1/22(1)	350,000	366,625
United Airlines Holdings, Inc., 6.00%, 12/1/20	25,000	25,860
United Airlines Holdings, Inc., 4.25%, 10/1/22	325,000	340,031
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)	200,000	199,270
		2,156,477
Auto Components — 0.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	450,000	402,761
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	94,535
Delphi Technologies plc, 5.00%, 10/1/25(1)	275,000	255,062
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 12/1/19, Cost $240,405)(2)(3)	241,970	198,415
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	1,725,000	1,836,004
Tenneco, Inc., 5.375%, 12/15/24	250,000	236,979

Tenneco, Inc., 5.00%, 7/15/26	150,000	138,379
		3,162,135
Automobiles — 0.3%
Tesla, Inc., 5.30%, 8/15/25(1)	1,700,000	1,653,233
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	150,000	153,102
CIT Group, Inc., 5.00%, 8/15/22	200,000	212,499
CIT Group, Inc., 5.00%, 8/1/23	375,000	404,844
Royal Bank of Scotland Group plc, VRN, 4.26%, (3-month LIBOR plus 2.32%)(4)	300,000	296,121
		1,066,566
Building Products — 1.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	180,967
BMC East LLC, 5.50%, 10/1/24(1)	725,000	756,113
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	403,000	419,960
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	525,000	577,026
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	100,540
Griffon Corp., 5.25%, 3/1/22	1,200,000	1,207,492
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	208,083
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	51,621
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	79,901
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	132,263
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	25,500
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	25,500
Patrick Industries, Inc., 7.50%, 10/15/27(1)	575,000	614,012
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	275,000	295,377
Standard Industries, Inc., 5.50%, 2/15/23(1)	507,000	516,501
Standard Industries, Inc., 5.375%, 11/15/24(1)	925,000	952,741
Standard Industries, Inc., 5.00%, 2/15/27(1)	300,000	313,447
Standard Industries, Inc., 4.75%, 1/15/28(1)	50,000	51,366
		6,508,410
Capital Markets — 1.4%
Credit Suisse Group AG, VRN, 6.25%(1)(4)	450,000	490,863
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	325,000	333,260
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	625,000	626,894
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	770,689
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	182,073
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24(1)	1,475,000	1,517,406
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	157,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,225,000	1,306,921
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	675,000	691,963
LPL Holdings, Inc., 4.625%, 11/15/27(1)	200,000	204,500
MSCI, Inc., 5.25%, 11/15/24(1)	188,000	193,539
MSCI, Inc., 4.75%, 8/1/26(1)	100,000	104,982
MSCI, Inc., 4.00%, 11/15/29(1)	25,000	25,390
NFP Corp., 6.875%, 7/15/25(1)	625,000	628,119
NFP Corp., 8.00%, 7/15/25(1)	325,000	332,447
		7,566,671
Chemicals — 1.8%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(5)	400,000	409,166
Atotech Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	206,000

Blue Cube Spinco LLC, 10.00%, 10/15/25	338,000	374,455
CF Industries, Inc., 5.375%, 3/15/44	225,000	245,835
Chemours Co. (The), 7.00%, 5/15/25	150,000	151,438
Chemours Co. (The), 5.375%, 5/15/27	75,000	66,564
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	235,087
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	163,260
Element Solutions, Inc., 5.875%, 12/1/25(1)	175,000	183,530
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26(1)	1,025,000	1,069,202
Hexion, Inc., 7.875%, 7/15/27(1)	125,000	130,309
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	105,125
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	300,000	309,843
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	102,209
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	525,000	540,409
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	123,481
OCI NV, 6.625%, 4/15/23(1)	400,000	418,400
OCI NV, 5.25%, 11/1/24(1)	400,000	417,000
Olin Corp., 5.50%, 8/15/22	150,000	160,922
Olin Corp., 5.625%, 8/1/29	250,000	264,513
PQ Corp., 5.75%, 12/15/25(1)	25,000	26,198
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	575,000	615,450
SPCM SA, 4.875%, 9/15/25(1)	300,000	312,747
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	580,511
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	425,000	426,062
Tronox Finance plc, 5.75%, 10/1/25(1)	350,000	357,572
Tronox, Inc., 6.50%, 4/15/26(1)	450,000	464,726
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	731,941
		9,191,955
Commercial Services and Supplies — 1.3%
ADT Security Corp. (The), 6.25%, 10/15/21	125,000	132,103
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	294,000
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,000,000	1,076,574
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,175,000	1,257,946
Aptim Corp., 7.75%, 6/15/25(1)	400,000	241,166
Clean Harbors, Inc., 4.875%, 7/15/27(1)	125,000	131,794
Clean Harbors, Inc., 5.125%, 7/15/29(1)	50,000	53,772
GFL Environmental, Inc., 5.125%, 12/15/26(1)	100,000	105,388
IAA, Inc., 5.50%, 6/15/27(1)	300,000	319,305
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	312,626
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	150,437
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	475,000	434,773
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	400,000	402,400
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	25,000	25,063
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	625,000	628,456
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	786,000	825,791
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	79,506
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	182,803
TMS International Holding Corp., 7.25%, 8/15/25(1)	75,000	68,031
		6,721,934
Communications Equipment — 0.5%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	550,000	551,996

CommScope Technologies LLC, 5.00%, 3/15/27(1)	425,000	400,573
CommScope, Inc., 5.00%, 6/15/21(1)	29,000	29,099
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	208,917
CommScope, Inc., 6.00%, 3/1/26(1)	725,000	772,577
CommScope, Inc., 8.25%, 3/1/27(1)	325,000	342,664
Nokia of America Corp., 6.45%, 3/15/29	150,000	159,000
Nokia Oyj, 3.375%, 6/12/22	25,000	25,375
ViaSat, Inc., 5.625%, 4/15/27(1)	150,000	160,778
		2,650,979
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	600,000	616,494
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	300,000	318,094
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	446,000	473,457
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	325,000	341,363
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	475,000	476,978
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	525,000	544,905
		2,771,291
Construction Materials — 0.5%
Cemex SAB de CV, 7.75%, 4/16/26(1)	400,000	435,740
Cemex SAB de CV, 5.45%, 11/19/29(1)	800,000	837,000
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	127,188
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	225,000	231,843
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	425,000	458,085
US Concrete, Inc., 6.375%, 6/1/24	450,000	470,626
		2,560,482
Consumer Finance — 3.6%
4finance SA, 10.75%, 5/1/22(1)	200,000	178,677
Ally Financial, Inc., 8.00%, 3/15/20	2,775,000	2,800,669
Ally Financial, Inc., 4.125%, 3/30/20	400,000	401,976
Ally Financial, Inc., 7.50%, 9/15/20	25,000	25,947
Ally Financial, Inc., 4.125%, 2/13/22	100,000	103,428
Ally Financial, Inc., 4.625%, 5/19/22	200,000	210,062
Ally Financial, Inc., 3.875%, 5/21/24	175,000	183,677
Ally Financial, Inc., 5.125%, 9/30/24	300,000	331,463
Ally Financial, Inc., 8.00%, 11/1/31	1,075,000	1,494,196
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	76,939
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	300,000	328,349
Credit Acceptance Corp., 5.125%, 12/31/24(1)	300,000	312,288
Credit Acceptance Corp., 6.625%, 3/15/26(1)	150,000	162,543
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	51,896
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	1,975,000	2,065,751
Navient Corp., 5.00%, 10/26/20	25,000	25,396
Navient Corp., 5.875%, 3/25/21	425,000	439,981
Navient Corp., 6.625%, 7/26/21	275,000	291,431
Navient Corp., 6.50%, 6/15/22	350,000	380,188
Navient Corp., 5.50%, 1/25/23	400,000	428,000
Navient Corp., 7.25%, 9/25/23	275,000	311,443
Navient Corp., 5.875%, 10/25/24	450,000	482,621
Navient Corp., 6.75%, 6/25/25	975,000	1,078,838

Navient Corp., 6.75%, 6/15/26	675,000	743,141
Navient Corp., MTN, 8.00%, 3/25/20	316,000	319,803
Navient Corp., MTN, 6.125%, 3/25/24	550,000	598,120
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	101,481
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	775,000	827,864
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	26,288
Springleaf Finance Corp., 7.75%, 10/1/21	150,000	163,211
Springleaf Finance Corp., 6.125%, 5/15/22	225,000	242,156
Springleaf Finance Corp., 8.25%, 10/1/23	175,000	204,385
Springleaf Finance Corp., 6.875%, 3/15/25	873,000	995,211
Springleaf Finance Corp., 7.125%, 3/15/26	1,575,000	1,823,968
Springleaf Finance Corp., 6.625%, 1/15/28	525,000	593,591
Springleaf Finance Corp., 5.375%, 11/15/29	200,000	209,130
		19,014,108
Containers and Packaging — 1.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(5)	1,400,000	1,450,120
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	450,000	456,567
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	420,500
Ball Corp., 4.375%, 12/15/20	250,000	255,810
Berry Global, Inc., 6.00%, 10/15/22	250,000	255,390
Berry Global, Inc., 4.875%, 7/15/26(1)	400,000	422,630
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	103,000
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	150,000	154,500
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	50,500
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	151,473
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	125,000	134,106
Greif, Inc., 6.50%, 3/1/27(1)	475,000	513,879
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	77,444
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	1,250,000	1,237,487
OI European Group BV, 4.00%, 3/15/23(1)	200,000	202,083
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	51,988
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	350,000	383,250
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	64,872
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	971,530
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	450,000	461,626
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	225,000	233,016
Sealed Air Corp., 5.125%, 12/1/24(1)	250,000	270,000
Sealed Air Corp., 4.00%, 12/1/27(1)	575,000	583,625
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	303,874
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	50,000	45,146
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	400,000	422,250
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	222,870
		9,899,536
Distributors — 0.5%
Anixter, Inc., 6.00%, 12/1/25	100,000	104,291
Performance Food Group, Inc., 5.50%, 6/1/24(1)	2,000,000	2,055,830
Performance Food Group, Inc., 5.50%, 10/15/27(1)	225,000	241,037
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	101,003
		2,502,161

Diversified Consumer Services — 0.3%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	210,867
Graham Holdings Co., 5.75%, 6/1/26(1)	375,000	401,380
Service Corp. International/US, 5.125%, 6/1/29	125,000	133,044
Service Corp., International/US, 5.375%, 5/15/24	150,000	154,813
Sotheby's, 7.375%, 10/15/27(1)	400,000	405,740
WW International, Inc., 8.625%, 12/1/25(1)	350,000	372,237
		1,678,081
Diversified Financial Services — 0.8%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	125,000	130,052
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	377,270
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	206,583
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	419,949
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,050,000	1,018,489
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	175,000	180,523
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	675,000	737,843
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	300,000	338,430
Verscend Escrow Corp., 9.75%, 8/15/26(1)	375,000	411,103
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	350,000	333,230
		4,153,472
Diversified Telecommunication Services — 6.3%
Altice France SA, 7.375%, 5/1/26(1)	1,000,000	1,075,490
Altice France SA, 8.125%, 2/1/27(1)	1,300,000	1,466,530
Altice France SA, 5.50%, 1/15/28(1)	1,700,000	1,749,980
CenturyLink, Inc., 5.625%, 4/1/20	1,175,000	1,183,742
CenturyLink, Inc., 6.45%, 6/15/21	400,000	419,600
CenturyLink, Inc., 5.80%, 3/15/22	325,000	342,241
CenturyLink, Inc., 6.75%, 12/1/23	1,225,000	1,369,960
CenturyLink, Inc., 7.50%, 4/1/24	175,000	197,677
CenturyLink, Inc., 5.125%, 12/15/26(1)	775,000	790,601
Cogent Communications Group, Inc., 5.625%, 4/15/21(1)	75,000	75,844
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	550,000	576,297
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,400,000	1,492,750
Embarq Corp., 8.00%, 6/1/36	1,475,000	1,562,431
Frontier Communications Corp., 10.50%, 9/15/22	3,900,000	1,912,217
Frontier Communications Corp., 8.50%, 4/1/26(1)	300,000	304,305
Frontier Communications Corp., 8.00%, 4/1/27(1)	525,000	549,596
Hughes Satellite Systems Corp., 6.625%, 8/1/26	650,000	723,351
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	1,725,000	1,211,295
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	77,125
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,100,000	1,004,206
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,075,000	1,923,701
Intelsat Luxembourg SA, 8.125%, 6/1/23	600,000	356,244
Level 3 Financing, Inc., 5.375%, 8/15/22	189,000	189,747
Level 3 Financing, Inc., 5.625%, 2/1/23	1,050,000	1,055,764
Level 3 Financing, Inc., 5.125%, 5/1/23	250,000	252,084
Level 3 Financing, Inc., 5.375%, 1/15/24	525,000	535,062
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	129,896
Qwest Corp., 6.75%, 12/1/21	75,000	80,721
Sprint Capital Corp., 6.875%, 11/15/28	650,000	701,578

Sprint Capital Corp., 8.75%, 3/15/32	2,850,000	3,464,460
Telecom Italia Capital SA, 6.00%, 9/30/34	1,025,000	1,101,693
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	118,740
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	215,498
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	300,000	306,000
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	469,958
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(6)	50,000	36,661
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(6)(7)	275,000	37,125
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(6)(7)	325,000	127,697
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(6)	518,000	498,360
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,725,000	1,767,409
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	350,000	361,520
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,225,000	1,248,394
		33,063,550
Electric Utilities — 1.5%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	212,917
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	350,000	365,167
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	78,156
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	675,000	678,796
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	150,000	156,723
Pacific Gas & Electric Co., 3.25%, 6/15/23(6)(7)	75,000	74,844
Pacific Gas & Electric Co., 6.05%, 3/1/34(6)(7)	1,250,000	1,311,688
Pacific Gas & Electric Co., 5.80%, 3/1/37(6)(7)	300,000	313,530
Pacific Gas & Electric Co., 5.40%, 1/15/40(6)(7)	375,000	390,975
Pacific Gas & Electric Co., 5.125%, 11/15/43(6)(7)	700,000	718,596
Pacific Gas & Electric Co., 4.00%, 12/1/46(6)(7)	100,000	99,510
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	85,635
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	675,000	643,661
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	79,054
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	175,000	178,998
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	325,000	329,287
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	550,000	584,277
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	350,000	369,460
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	850,000	889,806
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	100,000	101,997
		7,663,077
Electrical Equipment — 0.1%
EnerSys, 4.375%, 12/15/27(1)	250,000	247,525
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	250,000	261,962
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	77,750
		339,712
Energy Equipment and Services — 2.4%
Apergy Corp., 6.375%, 5/1/26	50,000	52,892
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	550,000	582,902
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	525,000	542,062
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	54,000
Calfrac Holdings LP, 8.50%, 6/15/26(1)	175,000	72,192
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23	175,000	149,260
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	800,000	698,000

Diamond Offshore Drilling, Inc., 5.70%, 10/15/39	200,000	117,687
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43	125,000	68,554
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	825,000	780,648
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	123,489
FTS International, Inc., 6.25%, 5/1/22	475,000	310,086
Global Marine, Inc., 7.00%, 6/1/28	25,000	22,438
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	300,000	204,844
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)(6)(7)	175,000	15,367
Nabors Industries, Inc., 4.625%, 9/15/21	100,000	99,600
Nabors Industries, Inc., 5.10%, 9/15/23	650,000	585,260
Nabors Industries, Inc., 5.75%, 2/1/25	1,000,000	902,915
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	101,656
Noble Holding International Ltd., 7.75%, 1/15/24	113,000	59,033
Noble Holding International Ltd., 7.875%, 2/1/26(1)	800,000	582,278
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	9,586
Noble Holding International Ltd., 8.95%, 4/1/45	100,000	42,344
Precision Drilling Corp., 5.25%, 11/15/24	25,000	23,010
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	95,285
SESI LLC, 7.125%, 12/15/21	400,000	342,160
SESI LLC, 7.75%, 9/15/24	150,000	100,187
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	763,992
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	756,500	775,405
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	133,500	137,170
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	225,000	239,023
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	275,000	280,497
Transocean, Inc., 5.80%, 10/15/22	225,000	217,758
Transocean, Inc., 9.00%, 7/15/23(1)	1,200,000	1,270,002
Transocean, Inc., 7.25%, 11/1/25(1)	325,000	319,309
Transocean, Inc., 7.50%, 1/15/26(1)	50,000	49,491
Transocean, Inc., 7.50%, 4/15/31	800,000	622,020
Transocean, Inc., 6.80%, 3/15/38	100,000	71,260
Transocean, Inc., 9.35%, 12/15/41	150,000	121,265
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	700,000	736,312
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	286,949
Weatherford International Ltd., 11.00%, 12/1/24(1)	55,000	59,606
		12,687,794
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	250,000	231,771
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	925,000	835,805
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	475,000	434,637
Cinemark USA, Inc., 5.125%, 12/15/22	225,000	228,108
Cinemark USA, Inc., 4.875%, 6/1/23	150,000	152,811
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	680,881
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	500,000	508,958
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	533,924
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	625,000	648,031
Netflix, Inc., 5.375%, 2/1/21	583,000	602,530
Netflix, Inc., 5.50%, 2/15/22	225,000	238,781
Netflix, Inc., 5.875%, 11/15/28	425,000	471,924

Netflix, Inc., 6.375%, 5/15/29	1,050,000	1,197,630
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	106,683
Netflix, Inc., 4.875%, 6/15/30(1)	675,000	686,796
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	51,271
		7,610,541
Equity Real Estate Investment Trusts (REITs) — 1.3%
Equinix, Inc., 5.375%, 1/1/22	875,000	886,760
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	362,542
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	925,000	938,274
FelCor Lodging LP, 6.00%, 6/1/25	750,000	785,936
GEO Group, Inc. (The), 5.875%, 10/15/24	25,000	22,760
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	44,501
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	82,507
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	450,000	474,001
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	126,717
Iron Mountain, Inc., 4.875%, 9/15/29(1)	850,000	865,404
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	75,000	83,906
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	150,000	154,125
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	650,000	670,719
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	25,573
SBA Communications Corp., 4.875%, 7/15/22	400,000	405,712
SBA Communications Corp., 4.00%, 10/1/22	450,000	459,559
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	50,000	42,500
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	75,000	72,188
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	175,000	180,571
		6,684,255
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	475,000	498,346
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	425,000	441,114
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	133,044
Ingles Markets, Inc., 5.75%, 6/15/23	97,000	99,060
Rite Aid Corp., 6.125%, 4/1/23(1)	175,000	161,438
		1,333,002
Food Products — 1.4%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	450,000	453,371
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	78,781
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	227,320
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	133,259
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	159,188
JBS Investments II GmbH, 7.00%, 1/15/26(1)	200,000	217,930
JBS Investments II GmbH, 5.75%, 1/15/28(1)	200,000	211,270
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	75,000	77,269
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	300,000	311,375
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	925,000	1,029,645
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	550,000	591,772
KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26(1)	125,000	131,172
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	525,000	543,750
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	477,000	516,639
Post Holdings, Inc., 5.50%, 3/1/25(1)	350,000	367,355

Post Holdings, Inc., 5.00%, 8/15/26(1)	241,000	255,002
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,000,000	1,074,822
Post Holdings, Inc., 5.625%, 1/15/28(1)	650,000	701,577
US Foods, Inc., 5.875%, 6/15/24(1)	300,000	309,626
		7,391,123
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	676,557
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	109,982
		786,539
Health Care Equipment and Supplies — 0.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	175,000	180,529
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	1,375,000	1,369,835
		1,550,364
Health Care Providers and Services — 5.1%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	550,000	367,353
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	100,000	104,935
Centene Corp., 4.75%, 5/15/22	1,375,000	1,404,947
Centene Corp., 6.125%, 2/15/24	2,975,000	3,090,281
Centene Corp., 4.75%, 1/15/25(1)	950,000	988,774
Centene Corp., 5.375%, 6/1/26(1)	700,000	744,170
Centene Corp., 4.25%, 12/15/27(1)	1,700,000	1,752,020
Centene Corp., 4.625%, 12/15/29(1)	2,025,000	2,137,792
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	216,000	175,500
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	125,000	132,811
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	71,000	58,397
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,125,000	1,160,858
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	125,000	126,563
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	304,000	174,414
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	109,114
DaVita, Inc., 5.125%, 7/15/24	325,000	333,803
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(5)	550,000	560,028
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(5)	50,000	50,858
Encompass Health Corp., 5.75%, 11/1/24	248,000	251,307
Encompass Health Corp., 4.75%, 2/1/30	300,000	311,805
Envision Healthcare Corp., 8.75%, 10/15/26(1)	900,000	560,563
HCA Healthcare, Inc., 6.25%, 2/15/21	775,000	809,681
HCA, Inc., 7.50%, 2/15/22	1,275,000	1,411,144
HCA, Inc., 5.875%, 5/1/23	450,000	498,260
HCA, Inc., 5.375%, 2/1/25	550,000	609,353
HCA, Inc., 7.69%, 6/15/25	250,000	301,979
HCA, Inc., 5.875%, 2/15/26	450,000	512,541
HCA, Inc., 5.375%, 9/1/26	400,000	446,510
HCA, Inc., 5.625%, 9/1/28	650,000	741,943
HCA, Inc., 4.125%, 6/15/29	50,000	53,083
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,506,250
MEDNAX, Inc., 6.25%, 1/15/27(1)	125,000	128,441
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(5)	575,000	536,903
Select Medical Corp., 6.25%, 8/15/26(1)	600,000	650,613
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	304,708

Tenet Healthcare Corp., 6.75%, 6/15/23	350,000	385,278
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	435,980
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	417,540
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	750,000	786,488
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	242,438
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	475,000	502,313
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	25,000	26,671
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	525,000	524,995
		26,429,405
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	211,465
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	503,584
		715,049
Hotels, Restaurants and Leisure — 7.3%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	125,000	128,386
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	2,150,000	2,224,358
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	300,000	301,305
Aramark Services, Inc., 5.125%, 1/15/24	763,000	784,581
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	104,499
Aramark Services, Inc., 5.00%, 2/1/28(1)	365,000	385,294
Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	71,844
Boyd Gaming Corp., 6.375%, 4/1/26	1,725,000	1,859,183
Boyd Gaming Corp., 6.00%, 8/15/26	850,000	915,108
Boyd Gaming Corp., 4.75%, 12/1/27(1)	200,000	208,120
Boyne USA, Inc., 7.25%, 5/1/25(1)	225,000	245,343
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	335,000	347,144
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	201,579
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	412,166
Churchill Downs, Inc., 5.50%, 4/1/27(1)	175,000	185,824
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	103,685
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	300,000	315,874
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	157,000
Eldorado Resorts, Inc., 6.00%, 4/1/25	1,250,000	1,318,231
Eldorado Resorts, Inc., 6.00%, 9/15/26	250,000	275,781
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	750,000	860,936
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	380,000	389,658
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	350,000	377,955
Golden Nugget, Inc., 6.75%, 10/15/24(1)	1,675,000	1,737,796
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,150,000	1,232,645
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	700,000	738,743
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	200,000	206,083
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)	147,722	146,983
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	288,846
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	62,000	63,380
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	225,000	238,120
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	405,000	430,481
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	1,275,000	1,323,877
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	105,000	111,040
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	725,000	764,746

LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,886,000	2,952,133
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)	125,000	128,325
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	475,000	518,046
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	525,000	543,170
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	200,000	208,664
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	616,833
Merlin Entertainments plc, 5.75%, 6/15/26(1)	800,000	878,278
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	625,251
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	200,000	212,375
MGM Resorts International, 7.75%, 3/15/22	750,000	837,585
MGM Resorts International, 6.00%, 3/15/23	1,475,000	1,621,888
MGM Resorts International, 5.50%, 4/15/27	400,000	444,740
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,575,000	1,611,091
Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	212,250
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	205,000
NCL Corp. Ltd., 3.625%, 12/15/24(1)	200,000	203,250
Scientific Games International, Inc., 8.25%, 3/15/26(1)	250,000	276,093
Scientific Games International, Inc., 7.00%, 5/15/28(1)	975,000	1,045,054
Scientific Games International, Inc., 7.25%, 11/15/29(1)	1,050,000	1,143,817
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	125,000	132,552
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	175,000	177,844
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	102,000
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	100,000	104,785
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	26,104
Viking Cruises Ltd., 5.875%, 9/15/27(1)	600,000	642,360
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	325,000	326,422
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	300,000	322,122
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	925,000	983,969
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	204,917
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	442,987
Wynn Macau Ltd., 5.125%, 12/15/29(1)	200,000	204,602
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	134,453
Yum! Brands, Inc., 3.875%, 11/1/23	525,000	542,280
		38,087,834
Household Durables — 2.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	325,000	333,260
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	502,240
Beazer Homes USA, Inc., 7.25%, 10/15/29(1)	350,000	374,509
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	76,312
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	100,000	104,292
Century Communities, Inc., 5.875%, 7/15/25	325,000	339,354
Century Communities, Inc., 6.75%, 6/1/27(1)	600,000	644,713
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	321,479
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	23,660
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	10,400
KB Home, 7.00%, 12/15/21	125,000	134,425
KB Home, 7.625%, 5/15/23	50,000	56,146
KB Home, 6.875%, 6/15/27	650,000	754,226
Lennar Corp., 4.75%, 4/1/21	450,000	460,944

Lennar Corp., 6.25%, 12/15/21	50,000	52,708
Lennar Corp., 4.125%, 1/15/22	725,000	744,415
Lennar Corp., 5.00%, 6/15/27	200,000	217,569
Mattamy Group Corp., 6.50%, 10/1/25(1)	25,000	26,740
Meritage Homes Corp., 7.00%, 4/1/22	275,000	300,867
Meritage Homes Corp., 6.00%, 6/1/25	550,000	616,228
Newell Brands, Inc., 4.20%, 4/1/26	950,000	990,469
Newell Brands, Inc., 5.375%, 4/1/36	1,000,000	1,082,294
Newell Brands, Inc., 5.50%, 4/1/46	225,000	240,945
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	275,000	280,958
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	400,000	415,166
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	225,000	245,891
Toll Brothers Finance Corp., 5.875%, 2/15/22	525,000	556,664
TopBuild Corp., 5.625%, 5/1/26(1)	350,000	366,747
TRI Pointe Group, Inc., 5.25%, 6/1/27	175,000	183,373
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	425,262
William Lyon Homes, Inc., 7.00%, 8/15/22	18,000	18,056
William Lyon Homes, Inc., 6.00%, 9/1/23	150,000	156,812
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	128,958
William Lyon Homes, Inc., 6.625%, 7/15/27(1)	150,000	163,177
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	158,000	165,159
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	575,000	606,864
		12,121,282
Household Products — 0.5%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	77,656
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	77,839
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	900,000	935,626
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	325,000	346,726
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	175,000	195,895
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	104,209
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	288,750
Spectrum Brands, Inc., 6.125%, 12/15/24	225,000	232,968
Spectrum Brands, Inc., 5.75%, 7/15/25	275,000	287,722
		2,547,391
Independent Power and Renewable Electricity Producers — 2.2%
Calpine Corp., 5.50%, 2/1/24	575,000	585,057
Calpine Corp., 5.75%, 1/15/25	325,000	334,344
Calpine Corp., 5.25%, 6/1/26(1)	150,000	156,536
Calpine Corp., 4.50%, 2/15/28(1)	775,000	782,843
Calpine Corp., 5.125%, 3/15/28(1)	1,200,000	1,227,840
Clearway Energy Operating LLC, 5.75%, 10/15/25	1,300,000	1,370,960
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,397,719
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	575,000	583,625
NRG Energy, Inc., 6.625%, 1/15/27	700,000	760,795
NRG Energy, Inc., 5.25%, 6/15/29(1)	200,000	216,620
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	103,167
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	350,000	361,186
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	185,353
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	662,577

Vistra Energy Corp., 5.875%, 6/1/23	2,800,000	2,871,484
		11,600,106
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	125,000	132,856
Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	575,000	626,391
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	525,000	507,932
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	188,978
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	198,583
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	450,000	447,563
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	484,353
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	700,000	747,243
Genworth Holdings, Inc., 7.70%, 6/15/20	575,000	588,432
Genworth Holdings, Inc., 7.625%, 9/24/21	200,000	211,130
Genworth Holdings, Inc., 4.90%, 8/15/23	325,000	322,697
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	97,981
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	75,000	78,214
HUB International Ltd., 7.00%, 5/1/26(1)	725,000	768,518
MBIA Insurance Corp., VRN, 13.26%, (3-month LIBOR plus 11.26%), 1/15/33(1)(6)(7)	125,000	85,894
MBIA, Inc., 7.15%, 7/15/27	25,000	25,352
USI, Inc., 6.875%, 5/1/25(1)	250,000	256,173
		5,635,434
Interactive Media and Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24	1,185,000	1,246,223
Match Group, Inc., 5.00%, 12/15/27(1)	75,000	78,401
Match Group, Inc., 5.625%, 2/15/29(1)	100,000	106,785
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	75,000	73,500
Twitter, Inc., 3.875%, 12/15/27(1)	175,000	175,346
		1,680,255
Internet and Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	625,000	658,969
IT Services — 0.6%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	150,000	150,000
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	375,000	380,635
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	275,000	287,948
CDW LLC / CDW Finance Corp., 4.25%, 4/1/28	250,000	262,650
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	875,000	352,188
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	234,750
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	16,000	16,006
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,025,000	838,257
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	725,000	750,368
		3,272,802
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	350,000	376,910
Mattel, Inc., 5.875%, 12/15/27(1)	200,000	211,120
Mattel, Inc., 5.45%, 11/1/41	75,000	63,632
		651,662
Life Sciences Tools and Services — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	106,832
Avantor, Inc., 9.00%, 10/1/25(1)	1,000,000	1,119,615

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	450,000	484,795
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	175,000	178,605
		1,889,847
Machinery — 1.0%
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	51,624
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	50,021
Cloud Crane LLC, 10.125%, 8/1/24(1)	550,000	578,647
Colfax Corp., 6.00%, 2/15/24(1)	225,000	239,532
Colfax Corp., 6.375%, 2/15/26(1)	75,000	81,844
EnPro Industries, Inc., 5.75%, 10/15/26	150,000	160,177
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)	300,000	304,604
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	70,719
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	104,987
Navistar International Corp., 6.625%, 11/1/25(1)	475,000	484,897
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	129,374
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	52,208
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	397,630
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	164,302
Tennant Co., 5.625%, 5/1/25	150,000	157,187
Titan International, Inc., 6.50%, 11/30/23	425,000	364,614
Vertiv Group Corp., 9.25%, 10/15/24(1)	425,000	457,761
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(5)	1,075,000	1,118,335
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	200,583
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	187,083
		5,356,129
Media — 7.7%
Altice Financing SA, 7.50%, 5/15/26(1)	1,100,000	1,184,535
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,600,000	1,827,040
AMC Networks, Inc., 4.75%, 12/15/22	525,000	530,528
AMC Networks, Inc., 5.00%, 4/1/24	350,000	357,875
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	103,999
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	225,000	227,932
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	700,000	708,743
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	600,000	609,744
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	1,250,000	1,278,394
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	725,000	740,707
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	7,000	7,143
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	550,000	569,709
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	425,000	439,699
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,950,000	2,060,896
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	396,027
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	350,000	370,938
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	225,000	229,923
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	463,000	513,738
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,325,000	1,382,174
CSC Holdings LLC, 6.75%, 11/15/21	50,000	53,925
CSC Holdings LLC, 5.375%, 7/15/23(1)	200,000	205,417
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,600,000	1,787,000
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,850,000	3,045,937

Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,075,000	1,089,433
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	600,000	584,610
DISH DBS Corp., 5.125%, 5/1/20	225,000	226,674
DISH DBS Corp., 6.75%, 6/1/21	75,000	78,985
DISH DBS Corp., 5.875%, 7/15/22	50,000	53,089
DISH DBS Corp., 5.00%, 3/15/23	75,000	77,126
DISH DBS Corp., 5.875%, 11/15/24	600,000	614,376
DISH DBS Corp., 7.75%, 7/1/26	400,000	424,496
EW Scripps Co. (The), 5.125%, 5/15/25(1)	275,000	281,989
GCI LLC, 6.625%, 6/15/24(1)	350,000	379,895
Gray Television, Inc., 5.125%, 10/15/24(1)	830,000	862,856
Gray Television, Inc., 5.875%, 7/15/26(1)	775,000	825,840
Gray Television, Inc., 7.00%, 5/15/27(1)	625,000	695,687
iHeartCommunications, Inc., 6.375%, 5/1/26	601,300	653,537
iHeartCommunications, Inc., 8.375%, 5/1/27	152,438	168,726
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	550,000	576,482
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	539,096
Lamar Media Corp., 5.00%, 5/1/23	250,000	254,998
Lamar Media Corp., 5.375%, 1/15/24	300,000	306,626
Lamar Media Corp., 5.75%, 2/1/26	50,000	53,088
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	424,740
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	350,000	371,122
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	550,000	574,522
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,075,000	1,134,824
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	950,000	996,882
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	50,000	50,968
Quebecor Media, Inc., 5.75%, 1/15/23	425,000	462,542
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	161,875
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	75,000	78,701
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	225,000	237,172
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	77,276
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	675,000	691,436
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	539,000	551,797
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	250,000	254,271
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	875,000	920,574
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	200,000	211,370
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	300,000	324,927
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,094
TEGNA, Inc., 6.375%, 10/15/23	50,000	51,563
TEGNA, Inc., 5.00%, 9/15/29(1)	425,000	432,969
Townsquare Media, Inc., 6.50%, 4/1/23(1)	375,000	381,718
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	443,766
Univision Communications, Inc., 5.125%, 2/15/25(1)	300,000	297,375
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	203,120
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	500,000	515,042
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	551,245
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	413,166
Virgin Media Finance plc, 5.75%, 1/15/25(1)	400,000	412,666
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	636,360

Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	500,000	528,661
Ziggo BV, 5.50%, 1/15/27(1)	300,000	319,305
Ziggo BV, 4.875%, 1/15/30(1)	200,000	206,927
		40,323,608
Metals and Mining — 3.7%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	400,000	421,832
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	218,630
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	650,610
Aleris International, Inc., 10.75%, 7/15/23(1)	250,000	260,781
Allegheny Technologies, Inc., 5.875%, 12/1/27	375,000	393,937
Anglo American Capital plc, 4.125%, 9/27/22(1)	250,000	260,020
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	151,403
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	125,000	132,186
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	163,000	161,268
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	1,250,000	1,202,312
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	200,583
Commercial Metals Co., 5.75%, 4/15/26	75,000	78,553
Commercial Metals Co., 5.375%, 7/15/27	50,000	52,642
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	74,937
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	399,131
Constellium SE, 5.75%, 5/15/24(1)	250,000	257,604
Constellium SE, 6.625%, 3/1/25(1)	750,000	780,067
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	40,000	40,175
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	250,000	259,341
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,400,000	2,411,004
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	400,000	409,834
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	225,000	228,229
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	51,714
Freeport-McMoRan, Inc., 3.55%, 3/1/22	671,000	680,582
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,475,000	2,525,280
Freeport-McMoRan, Inc., 4.55%, 11/14/24	125,000	132,396
Freeport-McMoRan, Inc., 5.00%, 9/1/27	450,000	473,332
Freeport-McMoRan, Inc., 5.25%, 9/1/29	275,000	295,116
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,450,000	1,504,520
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	200,000	204,248
Hecla Mining Co., 6.875%, 5/1/21	400,000	399,600
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	23,320
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	51,990
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	175,000	185,077
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	78,358
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	300,000	308,355
Kinross Gold Corp., 5.125%, 9/1/21	50,000	52,113
Kinross Gold Corp., 4.50%, 7/15/27	50,000	52,517
Mineral Resources Ltd., 8.125%, 5/1/27(1)	350,000	384,938
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	72,656
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	56,384
Novelis Corp., 6.25%, 8/15/24(1)	440,000	462,546
Novelis Corp., 5.875%, 9/30/26(1)	900,000	959,785
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	280,748

Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	126,749
Steel Dynamics, Inc., 5.125%, 10/1/21	100,000	100,061
Taseko Mines Ltd., 8.75%, 6/15/22(1)	575,000	478,867
United States Steel Corp., 6.25%, 3/15/26	25,000	21,424
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	73,000	74,141
		19,081,896
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	650,000	660,823
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	475,000	494,590
		1,155,413
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	250,000	148,229
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	41,250
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	103,452	34,139
		223,618
Oil, Gas and Consumable Fuels — 8.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	375,000	348,750
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	750,000	661,425
Antero Resources Corp., 5.375%, 11/1/21	375,000	357,753
Antero Resources Corp., 5.125%, 12/1/22	275,000	245,927
Antero Resources Corp., 5.625%, 6/1/23	75,000	60,375
Antero Resources Corp., 5.00%, 3/1/25	100,000	75,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	50,000	49,856
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	875,000	571,301
California Resources Corp., 8.00%, 12/15/22(1)	2,075,000	897,437
Callon Petroleum Co., 6.125%, 10/1/24	775,000	791,616
Callon Petroleum Co., 6.375%, 7/1/26	200,000	203,490
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	325,000	330,635
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25	68,000	69,728
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	250,000	246,337
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	200,000	208,464
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	350,000	156,362
Chesapeake Energy Corp., 6.875%, 11/15/20	675,000	656,699
Chesapeake Energy Corp., 5.75%, 3/15/23	175,000	118,892
Chesapeake Energy Corp., 11.50%, 1/1/25(1)	341,000	323,097
Chesapeake Energy Corp., 8.00%, 1/15/25	487,000	290,992
Citgo Holding, Inc., 9.25%, 8/1/24(1)	925,000	994,375
Cloud Peak Energy Resources LLC, 12.00% Cash and/or PIK, 5/1/25(5)	7,546	3,867
CNX Resources Corp., 5.875%, 4/15/22	425,000	426,360
CNX Resources Corp., 7.25%, 3/14/27(1)	275,000	241,237
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	25,000	21,370
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	350,000	302,020
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,210,000	1,236,723
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	102,499
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	475,000	482,731
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	650,000	664,618
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	450,000	453,022
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	295,000	303,776
DCP Midstream Operating LP, 3.875%, 3/15/23	700,000	717,493

DCP Midstream Operating LP, 5.375%, 7/15/25	400,000	435,996
DCP Midstream Operating LP, 5.125%, 5/15/29	125,000	129,919
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	74,844
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,330,000	1,289,767
Denbury Resources, Inc., 9.25%, 3/31/22(1)	211,000	199,461
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	450,000	473,895
Energy Transfer Operating LP, 7.50%, 10/15/20	1,250,000	1,299,225
Energy Transfer Operating LP, 4.25%, 3/15/23	525,000	548,434
EnLink Midstream LLC, 5.375%, 6/1/29	1,350,000	1,272,135
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	170,203
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,150,000	1,080,796
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	40,672
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	39,672
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	121,515
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(6)(7)	537,000	1,208
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(6)(7)	592,000	13,320
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	150,000	94,187
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	625,000	376,780
Gulfport Energy Corp., 6.00%, 10/15/24	125,000	89,063
Gulfport Energy Corp., 6.375%, 5/15/25	442,000	281,958
Gulfport Energy Corp., 6.375%, 1/15/26	275,000	171,283
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	475,000	495,524
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	825,000	836,344
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	47,641
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	400,000	381,139
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	78,374
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	575,000	541,952
Jagged Peak Energy LLC, 5.875%, 5/1/26	325,000	336,327
Laredo Petroleum, Inc., 5.625%, 1/15/22	125,000	121,602
Laredo Petroleum, Inc., 6.25%, 3/15/23	125,000	117,552
Lonestar Resources America, Inc., 11.25%, 1/1/23(1)	100,000	68,750
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	250,000	256,962
Matador Resources Co., 5.875%, 9/15/26	300,000	301,507
MEG Energy Corp., 6.375%, 1/30/23(1)	600,000	602,751
MEG Energy Corp., 7.00%, 3/31/24(1)	600,000	605,001
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	925,000	705,634
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	125,677
Murphy Oil Corp., 6.875%, 8/15/24	650,000	687,105
Murphy Oil Corp., 5.75%, 8/15/25	250,000	262,009
Murphy Oil Corp., 5.875%, 12/1/27	850,000	893,562
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(6)(7)	879,713	1,108
Navajo Transitional Energy Co. LLC, 9.00%, 10/24/24	5,031	2,540
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	325,000	337,606
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	150,000	159,481
NuStar Logistics LP, 6.00%, 6/1/26	200,000	211,875
Oasis Petroleum, Inc., 6.50%, 11/1/21	376,000	374,120
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	275,000	228,944
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	52,908
Parkland Fuel Corp., 5.875%, 7/15/27(1)	775,000	830,684

Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	225,000	234,656
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	675,000	696,931
PDC Energy, Inc., 6.125%, 9/15/24	175,000	177,698
PDC Energy, Inc., 5.75%, 5/15/26	25,000	25,001
Range Resources Corp., 5.75%, 6/1/21	700,000	700,280
Range Resources Corp., 5.875%, 7/1/22	375,000	373,242
Range Resources Corp., 5.00%, 8/15/22	25,000	24,563
Sanchez Energy Corp., 7.75%, 6/15/21(6)(7)	475,000	23,750
Sanchez Energy Corp., 6.125%, 1/15/23(6)(7)	775,000	38,750
Seven Generations Energy Ltd., 6.75%, 5/1/23(1)	200,000	205,583
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	425,000	438,458
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	175,000	176,311
SM Energy Co., 6.125%, 11/15/22	450,000	455,765
SM Energy Co., 5.00%, 1/15/24	50,000	47,771
SM Energy Co., 5.625%, 6/1/25	525,000	499,845
SM Energy Co., 6.75%, 9/15/26	150,000	147,427
SM Energy Co., 6.625%, 1/15/27	325,000	320,183
Southwestern Energy Co., 6.20%, 1/23/25	546,000	502,151
Southwestern Energy Co., 7.50%, 4/1/26	100,000	92,753
Southwestern Energy Co., 7.75%, 10/1/27	150,000	139,309
SRC Energy, Inc., 6.25%, 12/1/25	325,000	328,247
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	425,000	379,445
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	100,000	76,667
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	681,000	698,321
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	52,017
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	375,000	401,183
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	199,998
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	75,562
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,477,000	1,494,850
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	25,969
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	100,000	109,685
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	825,000	843,416
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	500,000	555,925
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	250,000	257,187
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	73,714
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	925,000	456,256
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	500,000	252,500
Viper Energy Partners LP, 5.375%, 11/1/27(1)	150,000	156,277
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	142,238
Whiting Petroleum Corp., 6.25%, 4/1/23	275,000	231,000
Whiting Petroleum Corp., 6.625%, 1/15/26	475,000	324,902
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	81,789
WPX Energy, Inc., 8.25%, 8/1/23	143,000	164,867
WPX Energy, Inc., 5.75%, 6/1/26	50,000	53,491
WPX Energy, Inc., 5.25%, 10/15/27	250,000	264,212
		43,503,634
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	400,000	416,166
Mercer International, Inc., 7.375%, 1/15/25	375,000	404,762

Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	162,052
		982,980
Personal Products†
Avon International Capital plc, 6.50%, 8/15/22(1)	125,000	130,039
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	26,083
Revlon Consumer Products Corp., 6.25%, 8/1/24	50,000	23,896
		180,018
Pharmaceuticals — 2.7%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	625,000	712,906
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	41,000	41,325
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	82,000	82,769
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	50,000	52,104
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,125,000	3,235,359
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	200,000	209,417
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,475,000	3,960,457
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	75,000	81,514
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	413,194
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	900,000	926,001
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	257,479
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	425,000	441,787
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,673,000	1,212,908
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	400,000	270,876
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	600,000	649,170
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20(1)	125,000	96,649
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	375,000	154,687
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	19,146
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	550,000	548,639
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	200,000	202,817
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)	400,000	411,714
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	200,000	203,412
Vizient, Inc., 6.25%, 5/15/27(1)	100,000	107,285
		14,291,615
Professional Services — 0.5%
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	540,608
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	175,000	193,484
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,275,000	1,468,609
Korn Ferry, 4.625%, 12/15/27(1)	300,000	302,250
		2,504,951
Real Estate Management and Development — 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	50,490
Forestar Group, Inc., 8.00%, 4/15/24(1)	675,000	736,030
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	155,998
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	275,000	287,372
Hunt Cos., Inc., 6.25%, 2/15/26(1)	525,000	519,657
Kennedy-Wilson, Inc., 5.875%, 4/1/24	425,000	436,683
Newmark Group, Inc., 6.125%, 11/15/23	150,000	165,406
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	98,500
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	75,000	78,449
		2,528,585

Road and Rail — 1.3%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	325,000	258,510
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	350,000	364,884
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(1)	75,000	78,031
DAE Funding LLC, 4.00%, 8/1/20(1)	450,000	454,112
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	597,856
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	813,994
DAE Funding LLC, 5.00%, 8/1/24(1)	400,000	420,972
Hertz Corp. (The), 5.50%, 10/15/24(1)	50,000	51,354
Hertz Corp. (The), 7.125%, 8/1/26(1)	350,000	379,706
Hertz Corp. (The), 6.00%, 1/15/28(1)	1,400,000	1,402,590
Uber Technologies, Inc., 7.50%, 11/1/23(1)	625,000	654,681
Uber Technologies, Inc., 8.00%, 11/1/26(1)	700,000	731,376
Uber Technologies, Inc., 7.50%, 9/15/27(1)	275,000	282,828
United Rentals North America, Inc., 5.875%, 9/15/26	100,000	107,528
United Rentals North America, Inc., 6.50%, 12/15/26	400,000	440,365
		7,038,787
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	723,000	816,312
Amkor Technology, Inc., 6.625%, 9/15/27(1)	300,000	330,930
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	129,606
Micron Technology, Inc., 4.64%, 2/6/24	50,000	54,253
Micron Technology, Inc., 4.98%, 2/6/26	50,000	55,506
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	410,164
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	400,000	421,658
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	400,000	427,690
Qorvo, Inc., 5.50%, 7/15/26	475,000	506,765
Qorvo, Inc., 4.375%, 10/15/29(1)	350,000	367,281
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	400,000	431,740
		3,951,905
Software — 1.2%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	125,000	135,043
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	52,646
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	157,937
Camelot Finance SA, 4.50%, 11/1/26(1)	500,000	514,687
CDK Global, Inc., 5.875%, 6/15/26	275,000	294,286
CDK Global, Inc., 5.25%, 5/15/29(1)	400,000	429,500
Infor US, Inc., 6.50%, 5/15/22	1,010,000	1,026,948
Informatica LLC, 7.125%, 7/15/23(1)	325,000	330,684
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	450,000	477,938
Open Text Corp., 5.875%, 6/1/26(1)	350,000	375,148
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	156,250
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	425,000	451,837
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,150,000	1,229,781
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	425,000	394,364
		6,027,049
Specialty Retail — 1.4%
Carvana Co., 8.875%, 10/1/23(1)	200,000	211,374
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,453
eG Global Finance plc, 6.75%, 2/7/25(1)	200,000	203,417

eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	638,001
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	65,093
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	21,320
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	30,707
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	30,707
Group 1 Automotive, Inc., 5.00%, 6/1/22	275,000	279,467
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	25,760
L Brands, Inc., 5.25%, 2/1/28	75,000	71,201
L Brands, Inc., 7.50%, 6/15/29	425,000	438,536
L Brands, Inc., 6.875%, 11/1/35	100,000	89,678
L Brands, Inc., 6.75%, 7/1/36	350,000	308,035
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	52,458
Lithia Motors, Inc., 4.625%, 12/15/27(1)	200,000	206,072
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	211,584
Penske Automotive Group, Inc., 3.75%, 8/15/20	225,000	227,900
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	279,467
PetSmart, Inc., 7.125%, 3/15/23(1)	550,000	540,375
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	74,625
Sonic Automotive, Inc., 6.125%, 3/15/27	450,000	470,406
Staples, Inc., 7.50%, 4/15/26(1)	1,050,000	1,091,343
Staples, Inc., 10.75%, 4/15/27(1)	1,425,000	1,449,011
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	325,000	334,747
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	53,830
		7,430,567
Technology Hardware, Storage and Peripherals — 1.5%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	827,000	840,960
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,375,000	1,452,344
Diebold Nixdorf, Inc., 8.50%, 4/15/24	275,000	266,177
EMC Corp., 2.65%, 6/1/20	1,850,000	1,852,645
Everi Payments, Inc., 7.50%, 12/15/25(1)	344,000	369,943
NCR Corp., 6.375%, 12/15/23	300,000	308,125
NCR Corp., 5.75%, 9/1/27(1)	1,150,000	1,227,421
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,195,667
Western Digital Corp., 4.75%, 2/15/26	265,000	276,759
		7,790,041
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	120,437
Thrifts and Mortgage Finance — 0.6%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	221,583
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	575,000	609,848
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	225,000	249,468
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	150,382
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	200,000	196,583
Radian Group, Inc., 4.50%, 10/1/24	325,000	344,635
Radian Group, Inc., 4.875%, 3/15/27	1,200,000	1,266,417
		3,038,916
Tobacco†
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	73,968
Vector Group Ltd., 10.50%, 11/1/26(1)	75,000	77,670
		151,638

Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.125%, 3/15/21	275,000	284,113
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	400,000	402,834
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	180,469
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	204,125
Fly Leasing Ltd., 5.25%, 10/15/24	200,000	209,083
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	325,000	339,391
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	185,223
H&E Equipment Services, Inc., 5.625%, 9/1/25	575,000	603,988
		2,409,226
Wireless Telecommunication Services — 2.0%
Digicel Group One, Ltd., 8.25%, 12/30/22(1)	1,314,000	736,250
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	486,000	118,229
Digicel Group Two Ltd., 7.125% Cash plus 2.00% PIK, 4/1/24(1)	202,863	31,548
Sprint Communications, Inc., 7.00%, 3/1/20(1)	325,000	327,116
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	400,859
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	262,633
Sprint Corp., 7.25%, 9/15/21	275,000	291,313
Sprint Corp., 7.875%, 9/15/23	1,500,000	1,658,123
Sprint Corp., 7.125%, 6/15/24	475,000	513,397
Sprint Corp., 7.625%, 2/15/25	125,000	137,481
Sprint Corp., 7.625%, 3/1/26	425,000	469,476
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	76,968
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,632,136
T-Mobile USA, Inc., 6.50%, 1/15/24	150,000	154,689
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	284,622
T-Mobile USA, Inc., 6.375%, 3/1/25	1,750,000	1,811,976
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	25,924
T-Mobile USA, Inc., 6.50%, 1/15/26	225,000	241,664
T-Mobile USA, Inc., 4.50%, 2/1/26	325,000	333,726
Vodafone Group plc, VRN, 7.00%, 4/4/79	575,000	675,138
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(3)	57,086	56,961
		10,240,229
TOTAL CORPORATE BONDS (Cost $458,326,730)		463,685,687
BANK LOAN OBLIGATIONS(8) — 2.7%
Auto Components — 0.2%
Panther BF Aggregator 2 LP, USD Term Loan B, 5.30%, (1-month LIBOR plus 3.50%), 4/30/26	773,063	777,171
Chemicals†
ASP Unifrax Holdings Inc, Term Loan B, 5.69%, (3-month LIBOR plus 3.75%), 12/12/25	49,500	45,627
Consolidated Energy Finance, S.A., Term Loan B, 4.55%, (3-month LIBOR plus 2.50%), 5/7/25	147,750	145,164
		190,791
Commercial Services and Supplies — 0.1%
IAA, Inc., Term Loan B, 4.06%, (1-month LIBOR plus 2.25%), 6/28/26	72,750	73,432
KAR Auction Services, Inc., 2019 Term Loan B6, 4.06%, (1-month LIBOR plus 2.25%), 9/19/26	149,625	150,888
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	45,922	45,808
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	22,559	22,503
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	155,393	155,005
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 5/23/25	73,876	74,091
		521,727

Containers and Packaging — 0.2%
Berry Global, Inc., USD Term Loan U, 4.22%, (3-month LIBOR plus 2.50%), 7/1/26	522,375	524,517
BWAY Holding Company, 2017 Term Loan B, 4/3/24(9)	400,000	399,376
BWAY Holding Company, 2017 Term Loan B, 5.23%, (3-month LIBOR plus 3.25%), 4/3/24	96,579	96,428
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.69%, (1-month LIBOR plus 3.00%), 12/29/23	1,984	1,973
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.10%, (3-month LIBOR plus 3.00%), 12/29/23	108,340	107,731
		1,130,025
Distributors†
HD Supply, Inc., Term Loan B5, 3.55%, (1-month LIBOR plus 1.75%), 10/17/23	198,057	199,665
Diversified Financial Services — 0.3%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 10/1/25(9)	800,000	807,800
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 5.05%, (1-month LIBOR plus 3.25%), 10/1/25	670,737	677,277
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.69%, (3-month LIBOR plus 2.75%), 6/7/23	297,985	294,525
		1,779,602
Electric Utilities — 0.2%
Vistra Operations Company LLC, 1st Lien Term Loan B3, 12/31/25(9)	775,000	780,723
Vistra Operations Company LLC, 1st Lien Term Loan B3, 3.49%, (1-month LIBOR plus 1.75%), 12/31/25	26,940	27,139
Vistra Operations Company LLC, 1st Lien Term Loan B3, 3.55%, (1-month LIBOR plus 1.75%), 12/31/25	112,942	113,777
		921,639
Energy Equipment and Services†
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.56%, (1-month LIBOR plus 3.75%), 5/25/25	49,250	47,526
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 3/26/24	31,091	32,102
		79,628
Entertainment†
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.05%, (1-month LIBOR plus 2.25%), 3/24/25	14,542	14,542
Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties, LP, 2017 Term Loan B, 3.80%, (1-month LIBOR plus 2.00%), 5/11/24	273,514	275,565
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 5.44%, (3-month LIBOR plus 3.50%), 4/22/24	197,171	173,305
Health Care Technology — 0.1%
IQVIA Inc., 2018 USD Term Loan B3, 3.69%, (3-month LIBOR plus 1.75%), 6/11/25	492,599	495,833
Hotels, Restaurants and Leisure — 0.7%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 3.55%, (1-month LIBOR plus 1.75%), 11/19/26	317,659	318,412
Boyd Gaming Corporation, Term Loan B3, 3.85%, (1-week LIBOR plus 2.25%), 9/15/23	242,068	244,069
Caesars Entertainment Operating Company, Exit Term Loan, 3.80%, (1-month LIBOR plus 2.00%), 10/7/24	81,333	82,002
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.94%, (3-month LIBOR plus 3.00%), 3/13/25	147,750	147,442
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 10/4/23	4,972	4,995
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.68%, (3-month LIBOR plus 2.75%), 10/4/23	123,693	124,283
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.72%, (3-month LIBOR plus 2.75%), 10/4/23	109,260	109,782
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 3.54%, (1-month LIBOR plus 1.75%), 6/22/26	600,000	604,788
Life Time Fitness Inc, 2017 Term Loan B, 4.66%, (3-month LIBOR plus 2.75%), 6/10/22	562,342	564,715
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 3.55%, (1-month LIBOR plus 1.75%), 8/29/25	124,063	124,993
NASCAR Holdings, Inc, Term Loan B, 4.49%, (3-month LIBOR plus 2.75%), 10/19/26	283,723	287,271
UFC Holdings, LLC, 2019 Term Loan, 4/29/26(9)	400,000	403,194
UFC Holdings, LLC, 2019 Term Loan, 5.50%, (1-month LIBOR plus 3.25%), 4/29/26	396,002	399,164
		3,415,110
Insurance — 0.1%
Asurion LLC, 2017 Term Loan B4, 4.80%, (1-month LIBOR plus 3.00%), 8/4/22	54,951	55,345
Asurion LLC, 2018 Term Loan B6, 4.80%, (1-month LIBOR plus 3.00%), 11/3/23	47,308	47,646

Hub International Limited, 2018 Term Loan B, 4.69%, (3-month LIBOR plus 2.75%), 4/25/25	271,494	271,756
		374,747
Machinery†
Altra Industrial Motion Corp., 2018 Term Loan B, 3.80%, (1-month LIBOR plus 2.00%), 10/1/25	88,806	89,213
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.24%, (1-month LIBOR plus 3.50%), 11/6/24	47,884	47,823
		137,036
Media — 0.2%
Cengage Learning, Inc., 2016 Term Loan B, 6.05%, (1-month LIBOR plus 4.25%), 6/7/23	497,423	476,949
Diamond Sports Group, LLC, Term Loan, 5.03%, (1-month LIBOR plus 3.25%), 8/24/26	174,563	174,708
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.45%, (1-month LIBOR plus 2.75%), 9/18/26	300,000	302,097
Radiate Holdco, LLC, 1st Lien Term Loan, 4.80%, (1-month LIBOR plus 3.00%), 2/1/24	97,250	97,743
Sinclair Television Group Inc., Term Loan B2B, 4.24%, (1-month LIBOR plus 2.50%), 9/30/26	99,750	100,233
		1,151,730
Metals and Mining†
Big River Steel LLC, Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 8/23/23	48,814	48,921
Neenah Foundry Company, 2017 Term Loan, 8.34%, (2-month LIBOR plus 6.50%), 12/13/22	29,209	28,625
Neenah Foundry Company, 2017 Term Loan, 8.35%, (2-month LIBOR plus 6.50%), 12/13/22	33,932	33,253
		110,799
Oil, Gas and Consumable Fuels — 0.2%
California Resources Corporation, 2017 1st Lien Term Loan, 6.55%, (1-month LIBOR plus 4.75%), 12/31/22	525,000	473,374
California Resources Corporation, Second Out Term Loan, 12.18%, (1-month LIBOR plus 10.38%), 12/31/21	25,000	18,885
CITGO Holding Inc., 2019 Term Loan B, 8.80%, (1-month LIBOR plus 7.00%), 8/1/23	349,125	356,689
Prairie ECI Acquiror LP, Term Loan B, 6.69%, (3-month LIBOR plus 4.75%), 3/11/26	121,875	121,266
		970,214
Professional Services†
Dun & Bradstreet Corporation (The), Term Loan, 6.79%, (1-month LIBOR plus 5.00%), 2/6/26	75,000	75,750
Road and Rail†
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.67%, (6-month LIBOR plus 3.75%), 8/25/24	97,684	98,183
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 8/25/24	250	252
		98,435
Software — 0.2%
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/31/26(9)	325,000	327,519
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/31/26(9)	400,000	403,100
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.05%, (1-month LIBOR plus 2.25%), 4/16/25	36,248	36,545
SS&C Technologies Inc., 2018 Term Loan B3, 4.05%, (1-month LIBOR plus 2.25%), 4/16/25	52,280	52,707
		819,871
Specialty Retail — 0.1%
Priso Acquisition Corporation, 2017 Term Loan B, 4.86%, (2-month LIBOR plus 3.00%), 5/8/22	22,952	22,507
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.79%, (1-month LIBOR plus 8.00%), 11/8/24	94,933	29,271
Staples, Inc., 7 Year Term Loan, 6.69%, (1-month LIBOR plus 5.00%), 4/16/26	273,625	269,539
		321,317
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 3.45%, (3-month LIBOR plus 1.75%), 4/29/23	18,344	18,474
Transportation Infrastructure†
Syncreon Group B.V., 2019 Second Out Term Loan, 7.80%, (1-month LIBOR plus 6.00%), 4/1/25	23,305	20,101
TOTAL BANK LOAN OBLIGATIONS (Cost $14,160,932)		14,073,077
PREFERRED STOCKS — 2.1%
Banks — 1.5%
Bank of America Corp., 5.125%	475,000	503,049

Bank of America Corp., 5.875%	225,000	249,683
Bank of America Corp., 6.25%	1,275,000	1,417,756
Bank of America Corp., 6.30%	25,000	28,896
Bank of America Corp., 6.50%	325,000	369,107
Bank of Nova Scotia (The), 4.65%	50,000	50,645
Citigroup, Inc., 5.90%	425,000	451,866
Citigroup, Inc., 5.95%	825,000	874,100
Citigroup, Inc., 5.95%	25,000	25,586
Citigroup, Inc., 6.25%	150,000	170,573
Citigroup, Inc., 6.875%	1,749	49,269
JPMorgan Chase & Co., 5.23%	200,000	201,750
JPMorgan Chase & Co., 6.00%	845,000	907,923
JPMorgan Chase & Co., 6.10%	1,350,000	1,474,220
JPMorgan Chase & Co., 6.125%	400,000	437,286
JPMorgan Chase & Co., 6.75%	331,000	374,019
		7,585,728
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), 4.95%	725,000	752,459
Goldman Sachs Group, Inc. (The), 5.375%	350,000	354,405
Goldman Sachs Group, Inc. (The), 5.78%	7,000	7,044
		1,113,908
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	21,052	18,631
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	150,000	141,228
Energy Transfer Operating LP, 6.625%	625,000	591,575
Nine Point Energy Holdings, Inc. (Acquired 3/28/17, Cost $18,000)(2)(7)	18	3,600
Plains All American Pipeline LP, 6.125%	1,350,000	1,260,927
Summit Midstream Partners LP, 9.50%	175,000	89,375
		2,086,705
Trading Companies and Distributors†
General Finance Corp., 8.125%	1,116	29,016
TOTAL PREFERRED STOCKS (Cost $10,632,958)		10,833,988
CONVERTIBLE BONDS — 0.4%
Banks — 0.4%
Barclays Bank plc, 7.625%, 11/21/22	200,000	224,893
Barclays plc, VRN, 7.75%(4)	200,000	218,643
Barclays plc, VRN, 8.00%(4)	400,000	447,786
Royal Bank of Scotland Group plc, VRN, 8.00%(4)	600,000	691,815
Royal Bank of Scotland Group plc, VRN, 8.625%(4)	400,000	433,230
		2,016,367
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	12,160
Denbury Resources, Inc., 6.375%, 12/31/24(1)	218,000	152,953
		165,113
TOTAL CONVERTIBLE BONDS (Cost $2,099,220)		2,181,480
COMMON STOCKS — 0.1%
Auto Components†
Exide Technologies(7)	3,465	433

Chemicals†
Hexion Holdings Corp., Class B(7)	12,508	150,721
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(2)(7)	676	—
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(2)(7)	162	221
Energy Equipment and Services — 0.1%
Parker Drilling Co.(7)	2,027	45,607
Weatherford International plc(7)	7,767	217,097
		262,704
Gas Utilities†
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(2)(7)	4	764
Southcross Holdings LP, Class A (Acquired 5/10/16, Cost $360)(2)	4	764
		1,528
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(2)(7)	4,088	49,056
Oil, Gas and Consumable Fuels†
Amplify Energy Corp.	1	7
Bonanza Creek Energy, Inc.(7)	2,593	60,521
Jones Energy II, Inc.(7)	4,722	65,813
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(2)(7)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(2)	13	747
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(2)(7)	960	960
		130,212
Software†
Avaya Holdings Corp.(7)	2,096	28,296
Transportation Infrastructure†
syncreon(7)	829	11,192
TOTAL COMMON STOCKS (Cost $1,129,103)		634,363
ESCROW INTERESTS(10)†
Diversified Financial Services†
Denver Parent, Escrow(7)	63,341	—
Electric Utilities†
GenOn Energy(7)	25,000	—
GenOn Energy, Inc.(7)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(7)	200,000	500
		500
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(7)	3,570	9,817
Sanjel Corp.(7)	200,000	—
		9,817
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(7)	500,000	5,500
Paper and Forest Products†
Appvion, Inc., Escrow(7)	200,000	5,000
Specialty Retail†
Claire's Stores, Inc., Escrow(7)	25,000	3,812

Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(7)	250,000	3,188
TOTAL ESCROW INTERESTS (Cost $796,930)		27,817
WARRANTS†
Commercial Services and Supplies†
Appvion Holdings Corp.(7)	195	1
Appvion Holdings Corp.(7)	195	1
		2
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(7)	1,215	2,637
Machinery†
UC Holdings, Inc.(7)	600	345
Media†
iHeartMedia, Inc.(7)	342	5,258
Oil, Gas and Consumable Fuels†
Amplify Energy Corp.(7)	344	—
Jones Energy II, Inc.(7)	678	773
		773
TOTAL WARRANTS (Cost $13,129)		9,015
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(7) (Cost $—)	3,425	3,648
TEMPORARY CASH INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $22,785,850)	22,785,850	22,785,850
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $509,944,852)		514,234,925
OTHER ASSETS AND LIABILITIES — 1.7%		8,653,071
TOTAL NET ASSETS — 100.0%		$522,887,996

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $288,371,844, which represented 55.1% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $256,691, which represented less than 0.05% of total net assets.

(3)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(4)	Perpetual maturity with no stated maturity date.

(5)	The security's rate was paid in cash at the last payment date.

(6)	Security is in default.

(7)	Non-income producing.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	463,685,687	—
Bank Loan Obligations	—	14,073,077	—
Preferred Stocks	78,285	10,755,703	—
Convertible Bonds	—	2,181,480	—
Common Stocks	502,682	131,681	—
Escrow Interests	—	27,817	—
Warrants	2,639	6,376	—
Rights	—	3,648	—
Temporary Cash Investments	22,785,850	—	—
	23,369,456	490,865,469	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.